Short-term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2024	2023
Bank balances	$52,242	$45,702
Cash on hand	9	4
Cash and cash equivalents	$52,251	$45,706